CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Increase (decrease) through change in equity of subsidiaries, equity	£ 1,408	£ (1,072)	£ (37)
Company [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	5,682	4,780
Lloyds Bank [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent	(9,962)	(8,268)
Equity attributable to owners of parent [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity	£ (1,140)	£ (851)	£ (10,248)